FAIR VALUE CHANGES (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Fair value changes
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Investment properties	$1,710	$1,610
Transaction related (losses) gains, net of deal costs	(895)	1,132
Financial contracts	(140)	(189)
Impairment and provisions	(825)	(309)
Other fair value changes	(681)	(450)
	$(831)	$1,794